Share Capital (Details Narrative)																					1 Months Ended																																12 Months Ended
	Jun. 09, 2022 USD ($) $ / shares	Jun. 02, 2022 USD ($) $ / shares shares	Mar. 02, 2022 USD ($) shares	Mar. 02, 2022 $ / shares	Oct. 05, 2021 USD ($) shares	Oct. 05, 2021 $ / shares shares	Jun. 07, 2021 USD ($) shares	Jun. 07, 2021 $ / shares	Apr. 12, 2021 USD ($) shares	Apr. 12, 2021 $ / shares shares	Mar. 15, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 $ / shares	Mar. 04, 2021 USD ($) shares	Mar. 04, 2021 $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Feb. 12, 2021 $ / shares $ / shares shares	Feb. 09, 2021 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) $ / shares $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 27, 2022 USD ($) shares	Jun. 27, 2022 $ / shares	Jun. 24, 2022 USD ($) shares	Jun. 24, 2022 $ / shares	May 23, 2022 USD ($) $ / shares shares	May 18, 2022 USD ($) $ / shares shares	May 18, 2022 $ / shares	Apr. 28, 2022 USD ($) shares	Apr. 28, 2022 $ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 $ / shares	Nov. 23, 2021 USD ($) shares	Nov. 23, 2021 $ / shares	Oct. 22, 2021 USD ($) shares	Oct. 22, 2021 $ / shares	Oct. 20, 2021 USD ($) shares	Oct. 20, 2021 $ / shares	Sep. 23, 2021 USD ($) shares	Sep. 23, 2021 $ / shares	Jun. 23, 2021 USD ($) shares	Jun. 23, 2021 $ / shares	May 25, 2021 USD ($) shares	May 25, 2021 $ / shares	May 19, 2021 USD ($) $ / shares shares	May 19, 2021 USD ($) $ / shares $ / shares shares	Feb. 26, 2021 USD ($) shares	Feb. 26, 2021 $ / shares	Feb. 23, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) $ / shares shares	Dec. 22, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 16, 2021 shares	May 19, 2021 $ / shares
Statement [Line Items]
Common stock, Shares issued																					101,872,614	101,872,614																															101,872,614
Common shares outstanding																					101,872,614	101,872,614																															101,872,614	98,184,260
Number of Stock options exercised	215,000	220,000										290,000						147,000									220,000	220,000																						73,000	22,223	72,174
Stock options, exercise price | (per share)	$ 0.66	$ 0.66											$ 1.00					$ 0.66									$ 0.66	$ 0.66																						$ 0.66	$ 0.90	$ 0.56
Stock options exercised into common shares		220,000										510,000						147,000									220,000	220,000																						73,000	22,223	72,174
Gross proceeds from exercised of stock options | $	$ 141,900	$ 145,200										$ 374,494						$ 97,054									$ 146,764	$ 144,833																						$ 48,439	$ 15,857	$ 40,418
Warrant price per unit | (per share)						$ 0.65				$ 0.65						$ 0.90	$ 0.90
Proceeds from exercise of warrant | $			$ 235,804		$ 175,077		$ 148,518		$ 226,506					$ 25,681		$ 46,760					$ 343,538		$ 91,090		$ 15,529			$ 162,345		$ 19,575		$ 15,998		$ 51,407		$ 156,129		$ 113,110		$ 150,588		$ 162,000		$ 403,705				$ 79,172					$ 1,530,192	$ 1,108,200	$ 0
Total number of Warrants						54,616				361,500						55,000	55,000
Warrant exercise price | $ / shares				$ 0.65		$ 0.90		$ 0.90		$ 0.90					$ 0.65		$ 0.65					$ 0.65		$ 0.65		$ 0.65			$ 0.65		$ 0.65		$ 0.65		$ 0.65		$ 0.90		$ 0.90		$ 0.90		$ 0.90		$ 0.65				$ 0.90
Number of warrant exercised			461,539		206,667		200,000		55,555					50,000		15,385					680,801		180,000		30,800			325,000		38,500		30,800		100,000		214,445		155,556		211,112		222,223		750,000				111,112
Warrant exercised into common shares			461,539		261,283		200,000		417,055					50,000		70,385					680,801		180,000		30,800			325,000		38,500		30,800		100,000		214,445		155,556		211,112		222,223		750,000				111,112
RSUs converted to common shares																																																			517,443					123,518
Gross proceeds from issuance of shares | $																					$ 127,377,519	$ 127,377,519																															$ 127,377,519	$ 120,491,932
Stock Options 1 [Member]
Statement [Line Items]
Number of Stock options exercised												220,000
Stock options, exercise price | $ / shares												$ 0.66
Private Placement [Member]
Statement [Line Items]
Common stock, Shares issued											12,000,000								6,157,887	6,157,887																										23,214,286	23,214,286
Unit per price | (per share)											$ 0.65								$ 0.24	$ 0.24																										$ 0.65	$ 0.65										$ 0.65
Gross proceeds from issuance of shares | $											$ 6,000,000								$ 1,476,571	$ 1,476,571																										$ 12,500,000	$ 12,500,000
Warrant exercise price | $ / shares																				$ 0.65																											$ 1.00
Warrant term																			24																											24
Shares issuance cost | $											$ 16,367								$ 9,293																											$ 87,788